Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the consolidated statement of financial position arising from the obligation of the Company for defined benefit plans on December 31, 2020, 2021 and 2022 is as follows:

	2020		2021		2022
Present value of defined benefit obligations	Ps.	183,125	Ps.	193,126	Ps.	216,908

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2020		2021		2022
Opening defined benefit obligation	Ps.	144,743	Ps.	183,125	Ps.	193,126
Service cost recognized in net income		31,383		33,151		35,530
New measurement losses / (gains):
Actuarial losses (gains) resulting from changes in financial and demographic assumptions		23,797		(15,263)		(8,802)
Benefits paid		(16,798)		(7,887)		(2,946)
Ending defined benefit obligation	Ps.	183,125	Ps.	193,126	Ps.	216,908

Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2020, 2021 and 2022 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2020		2021		2022
Current service labor cost	Ps.	18,745	Ps.	18,762	Ps.	20,213
Interest cost		13,245		14,108		15,999
Actuarial (gains) losses		(607)		281		(682)
Components of defined benefit costs recognized in net income (Note 24)		31,383		33,151		35,530
Benefits paid		(16,798)		(7,887)		(2,946)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income		23,797		(15,263)		(8,802)
Total recognized as employee benefit cost	Ps.	38,382	Ps.	10,001	Ps.	23,782

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2020	2021	2022
Discount of the projected benefit obligation at present value	7.1%	8.0%	10.2%
Salary increase	6.8%	6.0%	6.0%
Remaining labor life	17.7 years	16.1 years	15.7 years
Inflation	6.8%	7.10%	5.8%